Label	Element	Value
Johnson Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Johnson Core Plus Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return over the long term consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 42.09% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.09%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:

Strategy [Heading]	rr_StrategyHeading	PRIMARY INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets, plus any amounts for borrowing, in a broad range of fixed income securities. “Fixed Income Securities” include corporate bonds, notes, domestic and foreign government securities (including securities issued by government agencies), mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, municipal securities, and short-term obligations.
The Fund does not limit itself to a particular maturity range but will normally seek to maintain a dollar weighted duration between 4 to 8 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of four years would generally be expected to decline by approximately 4% if interest rates rose by one percentage point.
The Fund invests primarily in investment grade securities. However, it may invest up to 40% of its portfolio in securities rated below investment grade (also known as “junk bonds”). The Fund may also enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include futures, options, swaps, foreign currency futures and forwards. In particular, the Fund may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps and options on futures) and futures contracts to a significant extent, although the amounts invested in these instruments may change from time to time. For the purposes of compliance with the Fund’s 80% investment policy, the Fund’s derivative positions are valued at their market value.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Average Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception in 2018. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-541-0170
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.johnsonmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Average Total Returns for the Growth Fund as of December 31 of each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a calendar quarter was 2.41% in the fourth quarter of 2022, and the lowest return was -6.35% in the first quarter of 2022.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.35%)
Performance Table Heading	rr_PerformanceTableHeading	For the Periods ended December 31, 2022
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Bloomberg Us Aggregate Bond Index is the primary benchmark.
Johnson Core Plus Bond Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund investment, the Fund’s returns may vary and you could lose money.
Johnson Core Plus Bond Fund | Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.
Johnson Core Plus Bond Fund | Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.
Johnson Core Plus Bond Fund | High Yield Bond Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Yield Bond Risk — Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. Defaulted securities or those subject reorganization proceeding may become worthless and are illiquid.
Johnson Core Plus Bond Fund | Prepayment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.
Johnson Core Plus Bond Fund | Specific Maturity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Specific Maturity Risk — The specific maturities in which the Fund invests may fall in value more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.
Johnson Core Plus Bond Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.
Johnson Core Plus Bond Fund | Market and Geopolitical Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market and Geopolitical Risk — The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The recent novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.
Johnson Core Plus Bond Fund | Mortgage-Backed Securities Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.
Johnson Core Plus Bond Fund | Asset-Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Asset-Backed Securities Risk — Asset-backed securities are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying loans. During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate.
Johnson Core Plus Bond Fund | Municipal Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal Securities Risk — Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities. Municipal general obligation debt issuers may not be able to levy or collect enough taxes as necessary to make full and timely payments to investors. Municipal revenue obligation debt issuers may experience shortfalls in revenues, such as sales taxes, fuel taxes, or hotel occupancy taxes, generated by the particular project being financed. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a particular state.
Johnson Core Plus Bond Fund | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk — Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.
Johnson Core Plus Bond Fund | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves behave in a way not anticipated by the Fund. Using derivatives also can have a leveraging effect and increase fund volatility. Hedging strategies using derivatives may not perform as expected, resulting in losses for the Fund. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may not be available at the time or price desired, may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. Credit default swap contracts involve heightened risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value. When the Fund sells credit protection via a credit default swap, credit risk increases since the Fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap.
Johnson Core Plus Bond Fund | Leveraging Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leverage Risk The value of your investment may be more volatile if the Fund borrows or uses instruments, such as derivatives, that have a leveraging effect on the fund’s portfolio. Other risks described in the Prospectus also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The Fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet redemption requests.
Johnson Core Plus Bond Fund | Merrill Lynch 1-3 Year Government Corporate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Merrill Lynch 1-3 Year Government Corporate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.01%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(11.43%)
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[1]
Total Annual Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 166
Annual Return 2022	rr_AnnualReturn2022	(13.71%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.71%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(11.99%)
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.58%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(12.83%)
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.10%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(9.45%)

[1]	The Fund’s adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until April 30, 2024, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) of the Fund do not exceed will not exceed 0.45% of the Fund’s average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years from the date in which the fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit and any expense limitation in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days written notice to the adviser.